Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Feb. 14, 2025 Days $ / shares	Jan. 15, 2025 USD ($) $ / shares shares	Feb. 10, 2025 shares	Feb. 07, 2025 shares
Subsequent Events [Line Items]
Ordinary shares, share authorized | shares			50,000,000	120,000,000
Ordinary shares, share issued | shares				70,000,000
Minimum bid price requirement (in Dollars per share) | $ / shares	$ 1
Consecutive business days (in Days) | Days	30
Restricted Ordinary Share [Member]
Subsequent Events [Line Items]
Sale of stock shares | shares		120,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.001
Selling price per ordinary share (in Dollars per share) | $ / shares		$ 0.4
Aggregate purchase price (in Dollars) | $		$ 48